TABS Short-Term Municipal Bond Fund

October 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 82.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.8%
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/25	$2,550	$3,089,121

		$3,089,121

Education — 9.0%
California State University, 5.00%, 11/1/24	$2,500	$2,964,250
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/24	250	288,885
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/25	250	298,373
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/26	250	305,987
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/27	425	529,257
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/28	575	726,259
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: JPMorgan Chase Bank, N.A.), 0.11%, 9/1/30(1)	9,500	9,500,000
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/22	3,495	3,771,245
Southwest Higher Education Authority, Inc., TX, (Southern Methodist University), 5.00%, 10/1/23	225	253,078
University of Michigan, 4.00% to 4/1/24 (Put Date), 4/1/49	3,000	3,298,170
University of New Mexico, (SPA: U.S. Bank, N.A.), 0.11%, 6/1/30(2)	8,000	8,000,000
University of Texas, 5.00%, 8/15/24	1,000	1,178,620
University of Texas, Prerefunded to 8/15/22, 5.00%, 8/15/29	2,000	2,169,300
Wisconsin Health and Educational Facilities Authority, (Medical College of Wisconsin, Inc.), (LOC: U.S. Bank, N.A.), 0.11%, 12/1/33(1)	3,000	3,000,000

		$36,283,424

Electric Utilities — 0.3%
American Municipal Power, Inc., OH, (AMP Fremont Energy Center), Prerefunded to 2/15/22, 5.25%, 2/15/27	$115	$122,239
Denton, TX, Utility System Revenue, 5.00%, 12/1/26	1,000	1,255,700

		$1,377,939

Escrowed/Prerefunded — 4.6%
Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/23	$5,000	$4,934,350
Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/25	5,750	5,564,217
Maryland, Escrowed to Maturity, 5.00%, 3/1/22	50	53,181
Mississippi, (Capital Improvements Projects), Prerefunded to 10/1/21, 5.00%, 10/1/36	400	417,432
Orange County School Board, FL, Prerefunded to 8/1/22, 5.00%, 8/1/26	5,000	5,414,050
Utah Transit Authority, Sales Tax Revenue, Prerefunded to 6/15/22, 5.00%, 6/15/25	1,220	1,313,647
Virginia College Building Authority, (21st Century College and Equipment Programs), Prerefunded to 2/1/22, 4.00%, 2/1/25	1,000	1,046,820

		$18,743,697

General Obligations — 36.2%
Alexandria, VA, 5.00%, 7/1/27	$200	$257,950
Arlington County, VA, Prerefunded to 8/1/21, 4.00%, 8/1/28	390	401,049
Arlington Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,260	1,337,137

Security	Principal Amount (000’s omitted)	Value
Bergen County, NJ, 2.00%, 11/1/26(3)	$2,420	$2,579,405
Bothell, WA, Limited Tax General Obligation Bonds, 4.00%, 12/1/25	490	545,502
Brookline, MA, 5.00%, 3/15/25	4,605	5,552,295
Brown County, WI, 4.00%, 11/1/21	620	621,761
California, 1.60%, 12/1/29	2,515	2,517,113
Carteret County, NC, 5.00%, 4/1/25	500	555,505
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22	155	153,727
Cleveland Heights-University Heights City School District, OH, 0.00%, 12/1/23	150	146,687
College Station, TX, 5.00%, 2/15/24	230	233,011
Columbus, OH, 5.00%, 4/1/22	1,050	1,120,675
Coppell Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/25	265	256,984
Coppell Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/26	425	405,106
Crowley Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/1/25, 5.00%, 8/1/45	1,000	1,219,660
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,355	1,437,953
Delaware, 5.00%, 7/1/21	1,125	1,160,730
Delaware, 5.00%, 1/1/24	1,360	1,563,796
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	3,000	2,954,640
DuPage and Cook Counties Township High School District No. 86, IL, 5.00%, 1/15/25(3)	2,510	2,969,681
Edina, MN, 5.00%, 2/1/30	125	160,433
El Dorado Union High School District, CA, 0.00%, 8/1/21	45	44,866
Ennis Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/30	270	240,521
Etiwanda School District, CA, (Election of 2016), 0.00%, 8/1/33	1,000	734,390
Florida Board of Education, 5.00%, 6/1/22	8,415	9,045,368
Garland Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/23(3)	3,660	4,054,694
Garland Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24(3)	5,000	5,766,900
Garland Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26(3)	1,735	2,139,949
Georgia, 5.00%, 2/1/23	550	608,834
Gilbert, AZ, 4.00%, 7/1/23	10,000	10,998,800
Glasscock County Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/23	300	301,074
Henrico County, VA, 5.00%, 8/1/27	200	258,058
Houston Independent School District, TX, (PSF Guaranteed), 4.00% to 6/1/23 (Put Date), 6/1/29	1,000	1,087,050
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	525	520,328
Jacksonville Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	1,100	1,350,932
Joliet Community College District No. 525, IL, 4.00%, 6/1/26	2,080	2,222,875
Kent County, MI, 4.00%, 12/1/24	485	556,344
Kilgore Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	1,955	2,412,568
Lake County Community College District No. 532, IL, 4.00%, 6/1/21	4,230	4,321,283
Lake Washington School District No. 414, WA, 4.00%, 12/1/21	1,420	1,477,595
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	700	695,968
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/27	1,610	1,511,178
Marblehead, MA, 3.00%, 7/15/31	1,150	1,322,638
Massachusetts, 5.00%, 12/1/24	5,000	5,955,600
Massachusetts, 5.00%, 7/1/26	50	62,608
Miami-Dade County, FL, 5.00%, 7/1/26	1,000	1,247,720
Montgomery, AL, 3.00%, 2/1/22	1,685	1,741,683
Mountain View Whisman School District, CA, (Election of 2020), 4.00%, 9/1/32	125	157,379
Mountain View Whisman School District, CA, (Election of 2020), 4.00%, 9/1/33	230	286,932
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/23	945	934,095
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/24	900	883,593
New York, NY, 5.00%, 8/1/24	1,250	1,454,750
New York, NY, 5.00%, 8/1/26	1,000	1,231,930
Newport-Mesa Unified School District, CA, (Election of 2005), Prerefunded to 8/1/21, 0.00%, 8/1/46	2,100	348,222

Security	Principal Amount (000’s omitted)	Value
Oak Grove School District, CA, (Election 2008), 0.00%, 8/1/33	$1,215	$893,973
Ohio, 5.00%, 12/15/23	1,000	1,147,110
Oregon, 1.90%, 6/1/30	1,110	1,151,159
Oregon, 1.95%, 12/1/30	380	394,383
Paradise Valley Unified School District No. 69, AZ, 5.00%, 7/1/22	2,080	2,245,838
Pearland, TX, 5.00%, 3/1/23(3)	695	766,529
Pearland, TX, 5.00%, 3/1/24(3)	3,635	4,170,217
Pearland, TX, 5.00%, 3/1/25(3)	1,785	2,124,257
Phoenix, AZ, 5.00%, 7/1/27	1,950	2,429,349
Ridgefield, CT, 5.00%, 7/15/22	2,425	2,621,570
Rose Tree Media School District, PA, 5.00%, 4/1/27	1,000	1,232,300
Salem-Keizer School District No. 24J, OR, 5.00%, (0.00% to 6/15/21), 6/15/33	1,425	1,815,293
Somerset County, NJ, 2.00%, 9/1/28	1,470	1,556,671
Springfield School District No. 19, OR, 5.00%, 6/15/30	855	1,025,444
St. Helens School District No. 502, OR, 0.00%, 6/15/38	1,000	637,380
St. Helens School District No. 502, OR, 5.00%, (0.00% to 6/15/22), 6/15/27	650	761,865
St. Helens School District No. 502, OR, 5.00%, (0.00% to 6/15/22), 6/15/29	835	1,019,694
St. Helens School District No. 502, OR, 5.00%, (0.00% to 6/15/22), 6/15/30	880	1,094,738
St. Louis County, MO, 3.00%, 12/1/31	1,000	1,112,850
Sugar Land, TX, 5.00%, 2/15/23	1,105	1,221,754
Sunnyvale School District, CA, 5.00%, 9/1/27	1,000	1,223,170
Tennessee, 3.00%, 10/1/26	275	275,556
Texas Public Finance Authority, 5.00%, 10/1/22	100	109,091
Travis County, TX, Certificates of Obligation, 2.00%, 3/1/24	125	132,063
Upper Merion Area School District, PA, 2.30%, 2/15/24	725	726,000
Utah, 5.00%, 7/1/22	3,915	4,225,107
Utah, 5.00%, 7/1/23	2,500	2,816,700
Wake County, NC, 5.00%, 4/1/22	1,000	1,067,310
Wauwatosa School District, WI, 5.00%, 9/1/22	105	114,029
West Valley-Mission Community College District, CA, 5.00%, 8/1/25	300	367,470
Williamson County, TN, 5.00%, 4/1/25	3,475	4,183,066
Wisconsin, 5.00%, 11/1/25	630	773,665
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/23	1,355	1,339,133
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	1,005	986,820
Wylie Independent School District, TX, (PSF Guaranteed), 2.25% to 8/15/23, 8/15/41(4)	4,525	4,606,043

		$146,495,122

Hospital — 9.1%
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/33(3)	$525	$597,020
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/36(3)	555	620,878
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/39(3)	450	498,087
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/41(3)	500	549,360
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/25(3)	1,100	1,281,181
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/27(3)	275	335,187
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/30	650	842,640
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/30(3)	325	410,777

Security	Principal Amount (000’s omitted)	Value
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/40(3)	$400	$484,000
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 4/1/39	1,000	1,146,190
Geisinger Authority, PA, (Geisinger Health System), 5.00% to 2/15/27 (Put Date), 4/1/43	2,000	2,439,520
Geisinger Authority, PA, (Geisinger Health System), 5.00% to 4/1/30 (Put Date), 4/1/43	2,500	3,226,575
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/25	650	775,762
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/26	2,500	3,054,025
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/27	3,500	4,375,805
New York Dormitory Authority, (Maimonides Medical Center), 3.00%, 8/1/38	610	651,944
New York Dormitory Authority, (Maimonides Medical Center), 3.00%, 8/1/40	200	212,684
New York Dormitory Authority, (Maimonides Medical Center), 4.00%, 8/1/31	350	407,316
New York Dormitory Authority, (Maimonides Medical Center), 5.00%, 2/1/26	250	304,418
New York Dormitory Authority, (Maimonides Medical Center), 5.00%, 8/1/26	300	369,768
New York Dormitory Authority, (Maimonides Medical Center), 5.00%, 2/1/27	180	224,530
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 3/15/34	1,400	1,559,950
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 11/15/42	5,000	5,511,400
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 1/31/24 (Put Date), 8/15/54	6,000	6,836,400

		$36,715,417

Housing — 1.4%
Connecticut Housing Finance Authority, 1.85%, 11/15/31	$615	$608,506
New York Dormitory Authority, (State University Dormitory Facilities), Prerefunded to 7/1/22, 5.00%, 7/1/26	135	145,716
New York Housing Finance Agency, Green Bonds, 2.75%, 11/1/22	4,000	4,016,120
New York Housing Finance Agency, Sustainability Bonds, 1.10%, 5/1/26	925	926,295

		$5,696,637

Insured-General Obligations — 0.2%
Washington, (NPFG), 0.00%, 6/1/21	$620	$618,927

		$618,927

Insured-Housing — 0.0%(5)
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.35%, 7/1/21	$125	$126,374

		$126,374

Insured-Lease Revenue/Certificates of Participation — 0.1%
Conotton Valley Union Local School District, OH, (MAC), 5.00%, 12/1/26	$300	$364,410

		$364,410

Insured-Water and Sewer — 0.1%
Harris County Municipal Utility District No. 374, TX, (BAM), 3.00%, 9/1/26	$310	$341,164

		$341,164

Lease Revenue/Certificates of Participation — 5.6%
Arizona, Certificates of Participation, 5.00%, 10/1/24	$2,000	$2,360,440
Colorado, (Rural Colorado), 5.00%, 12/15/25	6,000	7,353,120
Harnett County, NC, Limited Obligation Bonds, 4.00%, 12/1/23	1,650	1,834,355
Malibu, CA, 5.00%, 11/1/38	275	275,891
Malibu, CA, 5.00%, 11/1/43	225	225,700

Security	Principal Amount (000’s omitted)	Value
Malibu, CA, 5.00%, 11/1/48	$375	$376,140
North Carolina, Limited Obligation Bonds, 3.00%, 5/1/34(3)	3,400	3,728,882
Palm Beach County School Board, FL, 5.00%, 8/1/31	5,000	5,967,700
Volusia County School Board, FL, 5.00%, 8/1/21	325	336,375
Wisconsin, Certificates of Participation, 4.00%, 3/1/21	230	232,838

		$22,691,441

Other Revenue — 2.3%
California Public Works Board, 5.00%, 9/1/39	$5,000	$5,774,900
Johnson County Public Building Commission, KS, (Courthouse and Medical Examiner’s Facility), 5.00%, 9/1/25	3,025	3,706,623

		$9,481,523

Special Tax Revenue — 7.0%
District of Columbia, Income Tax Revenue, 5.00%, 10/1/22	$1,500	$1,636,665
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/27(3)	1,090	1,300,185
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/23	1,000	1,138,230
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: State Street Bank and Trust Company), 0.12%, 8/1/39(1)	8,000	8,000,000
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/24	1,500	1,723,740
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/25	170	201,804
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	5,770	6,937,213
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/37	500	580,925
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/22	2,750	2,925,752
North Houston Development Corp., TX, Tax Increment Contract Revenue, 5.00%, 9/1/25	1,725	2,040,830
Sales Tax Asset Receivable Corp., 5.00%, 10/15/27	1,500	1,759,380

		$28,244,724

Transportation — 3.0%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	$1,000	$1,259,990
Rhode Island Commerce Corp., (Rhode Island Department of Transportation), 5.00%, 5/15/29	5,000	6,509,750
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), 4.00%, 5/1/38	1,750	2,022,195
Wisconsin, Transportation Revenue, 5.00%, 7/1/24	2,000	2,341,180

		$12,133,115

Water and Sewer — 3.2%
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/25	$500	$593,965
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: TD Bank, N.A.), 0.10%, 6/15/43(1)	8,000	8,000,000
North Texas Municipal Water District, 5.00%, 9/1/24	1,120	1,288,426
Raleigh, NC, Combined Enterprise System Revenue, 5.00%, 3/1/26	360	447,793
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 2.125% to 10/1/23 (Put Date), 10/1/48	2,500	2,586,800

		$12,916,984

Total Tax-Exempt Municipal Securities — 82.9% (identified cost $325,002,747)		$335,320,019

Taxable Municipal Securities — 6.4%

Security	Principal Amount (000’s omitted)	Value
Education — 1.0%
Ascension Parish School District, LA, 1.323%, 3/1/27	$1,185	$1,178,992
California State University, 1.138%, 11/1/26	1,750	1,742,545
University of Arkansas, 0.656%, 10/1/23	170	169,786
University of Arkansas, 0.948%, 10/1/24	410	409,914
University of Arkansas, 1.924%, 10/1/30	430	431,582

		$3,932,819

General Obligations — 2.8%
Birmingham, AL, 1.316%, 3/1/26	$2,590	$2,598,754
Los Angeles Community College District, CA, 1.174%, 8/1/26(3)	5,000	4,996,350
Mansfield Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	2,000	2,418,080
North East Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/26	1,000	1,206,140

		$11,219,324

Lease Revenue/Certificates of Participation — 0.1%
Peachtree Corners Public Facilities Authority, GA, 1.45%, 7/1/27(3)	$500	$497,145

		$497,145

Special Tax Revenue — 0.4%
California Health Facilities Financing Authority, (No Place Like Home Program), 1.168%, 6/1/26(3)	$1,500	$1,494,675

		$1,494,675

Transportation — 2.1%
Chicago, IL, (O’Hare International Airport), 1.704%, 1/1/26	$5,000	$4,993,850
Denver City and County, CO, Airport System Revenue, 1.572%, 11/15/26	3,750	3,731,625

		$8,725,475

Total Taxable Municipal Securities — 6.4% (identified cost $25,900,192)		$25,869,438

Corporate Bonds & Notes — 0.3%

Security	Principal Amount (000’s omitted)	Value
Healthcare - Services — 0.3%
Bon Secours Mercy Health, Inc., 1.35%, 6/1/25	$1,000	$1,004,284

Total Corporate Bonds & Notes — 0.3% (identified cost $1,000,000)		$1,004,284

U.S. Treasury Obligations — 4.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 0.125%, 5/31/22	$5,000	$4,998,828
U.S. Treasury Note, 0.125%, 5/15/23	15,000	14,980,664

Total U.S. Treasury Obligations — 4.9% (identified cost $19,963,016)		$19,979,492

Total Investments — 94.5% (identified cost $371,865,955)		$382,173,233

Other Assets, Less Liabilities — 5.5%		$22,281,169

Net Assets — 100.0%		$404,454,402

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	13.7%
New York	10.5%
Others, representing less than 10% individually	70.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2020, 0.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 0.2% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2020.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2020.

(3)	When-issued security.

(4)	Multi-step coupon security. Interest rate represents the rate in effect at October 31, 2020.

(5)	Amount is less than 0.05%.

Abbreviations:

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LOC	-	Letter of Credit

MAC	-	Municipal Assurance Corp.

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at October 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$335,320,019	$—	$335,320,019
Taxable Municipal Securities	—	25,869,438	—	25,869,438
Corporate Bonds & Notes	—	1,004,284	—	1,004,284
U.S. Treasury Obligations	—	19,979,492	—	19,979,492
Total Investments	$—	$382,173,233	$—	$382,173,233

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.